Note 5 - Trade Receivables (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Unbilled Receivables, Current	$ 1.4	$ 1.0
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0.6	$ 1.2	$ 0.8